Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 133,000						$ 133,000		$ 76,000
Working capital	21,800,000						21,800,000		25,100,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									6,400,000
Net cash used in operating activities							1,262,000	$ 369,000	664,000	$ 588,000
Accumulated deficit									53,000,000.0
Cash Equivalents, at Carrying Value									76,000
Fair Value, Net Asset (Liability)	$ 0						$ 0		$ 0	$ 0
Common Stock, Shares Authorized	180,000,000						180,000,000		180,000,000	180,000,000
Net loss	$ 1,804,000	$ (99,000)	$ 74,000	$ 3,739,000	$ 514,000	$ 428,000	$ 1,779,000	$ 4,682,000	$ 6,351,000	$ 3,766,000
Accumulated deficit	55,370,000						55,370,000		53,017,000	44,612,000
Cash equivalents	133,000						133,000		76,000	$ 1,000
Cash	0						0		0
Cash federally insured limit amount	250,000						$ 250,000		$ 250,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							4.05%		0.069%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate							147.00%		255.00%
Fair value assumptions, expected term									0 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							4.25%		1.26%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate							317.00%		399.00%
Fair value assumptions, expected term							1 year		7 months 6 days
Fair Value, Inputs, Level 3 [Member]
Property, Plant and Equipment [Line Items]
Long-Term Debt, Fair Value	$ 7,300,000						$ 7,300,000		$ 7,700,000